Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Profit attributable to stockholders of the Company	R$ 1,504,768	R$ 1,166,102	R$ 1,291,658
Weighted average number of ordinary shares outstanding	327,110,295	330,310,786	329,292,240
Basic earnings (loss) per share	R$ 4.6002	R$ 3.5303	R$ 3.9225
Diluted earnings per share [abstract]
Net income atributable to equity holders of the shares	R$ 1,504,768	R$ 1,166,102	R$ 1,291,658
Weighted average number of ordinary shares outstanding	327,110,295	330,310,786	329,292,240
Dilutive effect of convertible instruments on number of ordinary shares	2,124,398	1,864,038	521,937
Adjusted weighted average number of ordinary shares outstanding	329,234,693	332,174,824	329,814,177
Diluted earnings per common share - R$	R$ 4.5705	R$ 3.5105	R$ 3.9163